Inventory (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Net realizable value written down for warehouse materials		$ 174
Net realizable value written down for finished products	558	3
Net realizable value write down for iron ore stockpiles	$ 2,652